Supplement to the
Fidelity Advisor®
Japan Fund
Class A, Class T,
Class B, and Class C
December 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information found in the "Fund Management" section beginning on page 24.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Kirk Neureiter is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

AJPNA-14-01  March 13, 2014
1.928344.104

Supplement to the
Fidelity Advisor®
Japan Fund
Institutional Class
December 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information found in the "Fund Management" section beginning on page 22.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Kirk Neureiter is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

AJPNI-14-01  March 13, 2014
1.928345.105